Other Comprehensive Income (Loss) Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
AOCI before Tax, Attributable to Parent, beginning balance	$ (3,556.9)	$ 52.3	$ 1,187.4
Unrealized Holding Gain (Loss) on Securities Arising During the Period, before tax	1,256.1	(4,168.4)	(892.4)
Foreign Currently Translation Adjustment, before tax	0.4	(0.7)	(0.8)
Total other comprehensive income (loss) before reclassifications, before tax	1,256.5	(4,169.1)	(893.2)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	(246.9)	(559.4)	242.8
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(0.6)	(0.5)	(0.9)
Total reclassification adjustment for amounts realized in net income, before tax	(247.5)	(559.9)	241.9
Total other comprehensive income, before tax	1,504.0	(3,609.2)	(1,135.1)
AOCI before Tax, Attributable to Parent, ending balance	(2,052.9)	(3,556.9)	52.3
Accumulated Other Comprehensive Income (Loss), Tax [Roll Forward]
AOCI Tax, Attributable to Parent, beginning balance	754.9	(11.6)	(255.7)
Unrealized Holding Gain (Loss) on Securities Arising During the Period, tax	(265.6)	878.7	193.0
Foreign currency translation adjustment, tax	(0.1)	0.1	0.2
Total Other Comprehensive Income (Loss), before Reclassification Adjustments, Tax	(265.7)	878.8	193.2
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	51.9	112.2	(51.1)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, Tax	0.1	0.1	0.2
Total reclassification adjustment for amounts realized in net income, Total tax (provisions) benefit	52.0	112.3	(50.9)
Total other comprehensive income, Total tax (provision) benefit	(317.7)	766.5	244.1
AOCI Tax, Attributable to Parent, ending balance	437.2	754.9	(11.6)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	(2,802.0)	40.7	931.7
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	990.5	(3,289.7)	(699.4)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	0.3	(0.6)	(0.6)
Total other comprehensive income (loss), before reclassifications, after tax	990.8	(3,290.3)	(700.0)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	(195.0)	(447.2)	191.7
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	(0.5)	(0.4)	(0.7)
Total reclassification adjustment for amounts realized in net income, Net of tax	(195.5)	(447.6)	191.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	1,186.3	(2,842.7)	(891.0)
After tax total accumulated other comprehensive income, ending balance	(1,615.7)	(2,802.0)	40.7
Net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	(2,786.3)	56.2	947.3
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	990.5	(3,289.7)	(699.4)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax	990.5	(3,289.7)	(699.4)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	(195.0)	(447.2)	191.7
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	0.0	0.0	0.0
Total reclassification adjustment for amounts realized in net income, Net of tax	(195.0)	(447.2)	191.7
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	1,185.5	(2,842.5)	(891.1)
After tax total accumulated other comprehensive income, ending balance	(1,600.8)	(2,786.3)	56.2
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	(14.5)	(14.9)	(15.6)
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	(0.5)	(0.4)	(0.7)
Total reclassification adjustment for amounts realized in net income, Net of tax	(0.5)	(0.4)	(0.7)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0.5	0.4	0.7
After tax total accumulated other comprehensive income, ending balance	(14.0)	(14.5)	(14.9)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	(1.2)	(0.6)	0.0
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	0.3	(0.6)	(0.6)
Total other comprehensive income (loss), before reclassifications, after tax	0.3	(0.6)	(0.6)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	0.0	0.0	0.0
Total reclassification adjustment for amounts realized in net income, Net of tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0.3	(0.6)	(0.6)
After tax total accumulated other comprehensive income, ending balance	$ (0.9)	$ (1.2)	$ (0.6)